BUSINESS TRANSACTIONS - Leagold Mining Corporation and Equinox Gold Corp (Details) - Monarch Gold Corporation - $ / shares	3 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	6.92%	7.10%	6.00%
Warrant to purchase common share, shares acquirable per warrant (in shares)				1
Warrant to purchase common stock, exercise price (in usd per share)				$ 0.29